LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
LEASES

NOTE 13 —LEASES

The Company has operating leases for its office spaces in South Korea and two F&B stores in Singapore. The related lease agreements do not contain any material residual value guarantees or material restrictive covenants. Since the Company’s leases do not provide an implicit rate that can be readily determined, management uses a discount rate based on the incremental borrowing rate. The Company’s weighted-average remaining lease term relating to its operating leases is 1.23 years, with a weighted-average discount rate is 4%.

The Company has also utilized the following practical expedients:

●	Short-term leases – for leases that are for a period of 12 months or less, the Company will not apply the recognition requirements of ASC 842.

●	For leases that contain related non-lease components, such as maintenance, the Company will account for these payments as a single lease component.

The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the balance sheets. Total lease expenses amounted to $125,143 and $130,044 which were included in general and administrative expenses in the statements of operations for the three months ended March 31, 2024 and March 31, 2023, respectively. Total cash paid for operating leases amounted to $170,801 and $144,209 for the three months ended March 31, 2024 and 2023, respectively. In addition, the Company leases certain equipment on a short-term (12 months or less) basis. Total short-term lease expense of $3,441 and $12,107 is included in general and administrative expenses for the three months ended March 31, 2024 and 2023, respectively. Supplemental balance sheet information related to operating leases was as follows:

	March 31, 2024	December 31, 2023

Right-of-use assets	$459,339	$598,508

Lease liabilities - current	$362,343	$429,687
Lease liabilities - non-current	110,344	182,380
Total lease liabilities	$472,687	$612,067

As of March 31, 2024, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended March 31, 2025	$374,451
12 months ended March 31, 2026	111,616
Total undiscounted lease payments	$486,067
Less: Imputed interest	(13,380)
Present value of lease liabilities	$472,687
Operating lease liabilities - Current	362,343
Operating lease liabilities - Non-current	$110,344

Note 14. Leases

The Company has operating leases for its office spaces in South Korea and two F&B stores in Singapore. The related lease agreements do not contain any material residual value guarantees or material restrictive covenants. Since the Company’s leases do not provide an implicit rate that can be readily determined, management uses a discount rate based on the incremental borrowing rate. The Company’s weighted-average remaining lease term relating to its operating leases is 1.43 years, with a weighted-average discount rate is 3.85%.

The Company has also utilized the following practical expedients:

●	Short-term leases – for leases that are for a period of 12 months or less, the Company will not apply the recognition requirements of ASC 842.
●	For leases that contain related non-lease components, such as maintenance, the Company will account for these payments as a single lease component.

The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the balance sheets. Total lease expenses amounted to $509,340 and $356,556 which were included in general and administrative expenses in the statements of operations for the years ended December 31, 2023 and 2022, respectively. Total cash paid for operating leases amounted to $580,580 and $355,746 for the years ended December 31, 2023 and 2022, respectively. In addition, the Company leases certain equipment on a short-term (12 months or less) basis. Total short-term lease expense of $14,348 and $11,034 is included in general and administrative expenses for the years ended December 31, 2023 and 2022, respectively. Supplemental balance sheet information related to operating leases was as follows:

December 31, 2023

Right-of-use assets	$598,508

Lease liabilities - current	$429,687
Lease liabilities - non-current	182,380
Total lease liabilities	$612,067

As of December 31, 2023, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended December 31, 2024	$446,002
12 months ended December 31, 2025	185,540
Total undiscounted lease payments	631,542
Less: Imputed interest	(19,475)
Present value of lease liabilities	612,067
Operating lease liabilities - Current	429,687
Operating lease liabilities - Non-current	$182,380